Director's Emoluments (Details) - Schedule of Director’s Emoluments - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Director's Emoluments [Abstract]
Director’s fee		€ 32,544
Other emoluments		8,182
Total Director’s emoluments		€ 40,726